Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program is centered on management of risks related to our network and enterprise resource planning system, including security measures and controls to identify, protect, detect, respond to, and recover from cybersecurity risks.

Our cybersecurity risk management program is integrated into our overall risk management process and shares common methodologies, reporting channels and governance processes that apply across the risk management process to other risk areas.

Key aspects of our cybersecurity risk management program include:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems and information;
●	our information technology department principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security processes;
●	cybersecurity and data privacy awareness for management and employees; and
●	a cybersecurity incident response plan and policy that includes procedures for responding to cybersecurity incidents and defines how security incidents are identified, classified, reported, remediated and mitigated.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face certain ongoing risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Item 3. Key Information–D. Risk Factors—Risk of Cybersecurity Breaches Could Adversely Affect Our Business, Revenues and Competitive Position.”

Cybersecurity Governance

Our Board considers cybersecurity risk as a critical part of its risk oversight function and is responsible for the oversight of cybersecurity and other information technology risks. The Board oversees management’s implementation of our cybersecurity risk management program.

The Board receives periodic updates of our cybersecurity risks and controls from our Chief Operating Officer (COO). In addition, the COO updates the Board, as necessary, regarding cybersecurity incidents they consider significant. The Board also monitors the cyber risk management program.

On the management team, our COO has overall responsibility for assessing and managing our material risks from cybersecurity threats, and the COO is assisted in this regard by our information technology team.

Our COO takes steps to stay informed about and monitor the identification, prevention, detection, protection, mitigation, and remediation of key cybersecurity risks and incidents through various means, which may include briefings with information technology team members and external consultants, and information and alerts obtained from governmental, public or private sources.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Our cybersecurity risk management program is integrated into our overall risk management process and shares common methodologies, reporting channels and governance processes that apply across the risk management process to other risk areas.

Key aspects of our cybersecurity risk management program include:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems and information;
●	our information technology department principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security processes;
●	cybersecurity and data privacy awareness for management and employees; and
●	a cybersecurity incident response plan and policy that includes procedures for responding to cybersecurity incidents and defines how security incidents are identified, classified, reported, remediated and mitigated.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face certain ongoing risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false